Document and Entity Information	Apr. 30, 2025
Cover [Abstract]
Entity Registrant Name	J M SMUCKER Co
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000091419
Current Fiscal Year End Date	--04-30
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Incorporation State Country Code	OH
Entity File Number	001-05111
Entity Tax Identification Number	34-0538550
Entity Address, Address Line One	One Strawberry Lane
Entity Address, City or Town	Orrville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44667-0280
City Area Code	(330)
Local Phone Number	682-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value
Trading Symbol	SJM
Entity Emerging Growth Company	false